Goodwill - Additional Information (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2014 Reporting_Unit	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Date of annual goodwill impairment test	Start of the fourth quarter
Number of reporting units	2
Goodwill	€ 2,357,536,000	2,088,589,000	€ 149,168,000
Impairment charges of goodwill	0
Goodwill [Member]
Goodwill [Line Items]
Fair value measurement, discounted cash flows, forecasted period	5 years
Fair value measurement, discounted cash flows, growth rate	0.00%	0.00%
Fair value measurement, valuation techniques	For 2014 and 2013, the fair value calculations of the RUs were performed by discounting the future cash flows generated from the continuing use of the RUs. Cash flows beyond the forecasted period of five years have been extrapolated using a 0 percent growth rate.
RU ASML [Member]
Goodwill [Line Items]
Goodwill	1,908,300,000	1,690,700,000
Pre-tax WACC percentage to determine expected discounted future cash flows	10.50%
RU CLS [Member]
Goodwill [Line Items]
Goodwill	€ 449,200,000	397,900,000
Pre-tax WACC percentage to determine expected discounted future cash flows	11.80%